Income Taxes (Summary Of Deferred Tax Asset And Liability In Temporary Differences And Loss Carryforwards) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Employee benefits	$ 25,882	$ 21,165
Deferred compensation	1,265	1,403
Premises and equipment	0	907
Allowance for loan losses	67,135	53,308
Net unrealized loss on securities	14,631	1,888
Net other than temporary impairment loss on securities	44,945	46,384
Capital losses on securities	0	762
ESOP	2,279	1,840
Allowance for delinquent interest	18,340	11,677
Fair value adjustments related to acquisition	38,131	8,209
Discount Accretion	89	0
Other	4,480	3,910
Gross deferred tax asset	217,177	151,453
Valuation allowance	0	(762)
Net deferred tax asset	217,177	150,691
Intangible assets	381	550
Discount accretion		135
Premises and equipment	590	0
Gross deferred tax liability	971	685
Net deferred tax asset	$ 216,206	$ 150,006